Commitments and contingencies (Details 1) (Products developed under Ovation's proprietary brands, PRC affiliate of Ovation) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY
Long-term Purchase Commitment [Line Items]
Sales threshold amount to be met or additional purchase of products is required	$ 148.7	900.0
Sales threshold amount to exceed for eligibility of sales rebate	$ 148.7	900.0